Stockholder's Equity	12 Months Ended
Dec. 31, 2020
Stockholder's Equity
Stockholder's Equity

3.    Stockholders’ Equity

On March 13, 2018, JFG, through a subsidiary, purchased a 100% of the membership interest in the Company for $1,000. On August 24, 2020, TJF purchased a 51.7% membership interest in the Company for $1,070. Simultaneously, the Company converted from a limited liability company to a corporation and its previously outstanding membership interest converted into shares of Class B common stock. The total number of authorized shares of all classes of capital stock is 401,000,000, of which 380,000,000 shares are Class A shares at par value $0.0001 per share; 20,000,000 shares are Class B shares at par value $0.0001 per share; and 1,000,000 shares are preferred stock at par value $0.0001 per share. The Sponsors held an aggregate of 11,500,000 Class B shares based on the proportional interest in the Company. Further, on September 16, 2020, we conducted a 1:1.25 stock split of the Founder Shares so that a total of 14,375,000 Founder Shares were issued and outstanding. An aggregate of 1,875,000 Founder Shares were forfeited because the underwriters did not exercise their over-allotment option. As of December 31, 2020 JFG and TJF owned 12,500,000 Founder Shares based on their proportional interest in the Company. The financial statements reflect the changes in stock retroactively for all periods presented.

Following these transactions, the Company had $2,070 of invested capital, or approximately $0.0001 per share.

Redeemable Shares

All of the 50,000,000 Public Shares sold as part of the Public Offering contain a redemption feature as defined in the Public Offering.  In accordance with FASB ASC 480, redemption provisions not solely within the control of the Company require the security to be classified outside of permanent equity.  The Company’s amended and restated certificate of incorporation provides a minimum net tangible asset threshold of $5,000,001.  The Company recognizes changes in redemption value immediately as they occur and will adjust the carrying value of the security to equal the redemption value at the end of each reporting period.  Increases or decreases in the carrying amount of Redemption Shares will be affected by charges against additional paid-in capital.

At December 31, 2020 there were 50,000,000 Public Shares, of which 47,849,916 were classified as Redeemable Shares, classified outside of permanent equity, and 2,150,084 classified as Class A common stock.

For further information on the Founder Shares, see Note 5.